Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Segment Information
Segment information as of and for the years ended March 31, 2018, 2019 and 2020 is as follows:
As of and for the year ended March 31, 2018

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,038,712	¥10,852,171	¥2,123,194	¥347,069	¥15,361,146	¥—	¥15,361,146
Intersegment	—	193,038	14,071	24,097	231,206	(231,206)	—

Total	2,038,712	11,045,209	2,137,265	371,166	15,592,352	(231,206)	15,361,146

Segment profit (loss)	¥267,015	¥373,840	¥196,067	¥(3,364)	¥833,558	¥—	¥833,558

Share of profit of investments accounted for using the equity method	¥31,270	¥215,843	¥—	¥530	¥247,643	¥—	¥247,643
Segment assets	1,533,367	7,879,769	9,409,243	314,838	19,137,217	211,947	19,349,164
Investments accounted for using the equity method	89,498	584,922	—	5,097	679,517	—	679,517
Depreciation and amortization	74,128	616,321	748,503	15,164	1,454,116	—	1,454,116
Capital expenditures	63,927	514,910	1,801,554	14,243	2,394,634	—	2,394,634
Impairment losses on non-financial assets	42	3,648	11,911	4	15,605	—	15,605
Provision for credit and lease residual losses on receivables from financial services	—	—	36,699	—	36,699	—	36,699

As of and for the year ended March 31, 2019

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617	¥—	¥15,888,617
Intersegment	—	215,647	14,687	26,266	256,600	(256,600)	—

Total	2,100,155	11,287,764	2,380,042	377,256	16,145,217	(256,600)	15,888,617

Segment profit (loss)	¥291,642	¥209,694	¥235,945	¥(10,911)	¥726,370	¥—	¥726,370

Share of profit of investments accounted for using the equity method	¥29,704	¥198,505	¥—	¥618	¥228,827	¥—	¥228,827
Segment assets	1,523,817	7,923,802	10,236,066	328,870	20,012,555	406,567	20,419,122
Investments accounted for using the equity method	88,494	619,091	—	5,454	713,039	—	713,039
Depreciation and amortization	66,680	603,124	784,683	14,198	1,468,685	—	1,468,685
Capital expenditures	74,024	525,419	2,041,735	16,074	2,657,252	—	2,657,252
Impairment losses on non-financial assets	1,404	32,674	12,716	14	46,808	—	46,808
Provision for credit and lease residual losses on receivables from financial services	—	—	34,720	—	34,720	—	34,720
As of and for the year ended March 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009	¥—	¥14,931,009
Intersegment	—	235,558	13,972	25,025	274,555	(274,555)	—

Total	2,059,335	10,194,638	2,600,937	350,654	15,205,564	(274,555)	14,931,009

Segment profit (loss)	¥285,668	¥153,323	¥219,704	¥(25,058)	¥633,637	¥—	¥633,637

Share of profit of investments accounted for using the equity method	¥34,526	¥129,114	¥—	¥563	¥164,203	¥—	¥164,203
Segment assets	1,483,888	7,821,499	10,282,136	354,472	19,941,995	519,470	20,461,465
Investments accounted for using the equity method	83,144	566,582	—	5,749	655,475	—	655,475
Depreciation and amortization	67,512	555,153	823,996	14,742	1,461,403	—	1,461,403
Capital expenditures	93,871	498,260	2,248,597	17,611	2,858,339	—	2,858,339
Impairment losses on non-financial assets	345	57,817	36,039	15	94,216	—	94,216
Provision for credit and lease residual losses on receivables from financial services	—	—	56,894	—	56,894	—	56,894

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2018, 2019 and 2020 amounted to ¥519,780 million, ¥682,842 million and ¥787,022 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2018, 2019 and 2020 are ¥219,575 million, ¥247,194 million and ¥21
2
,
275
 million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2018, 2019 and 2020 are ¥67,768 million, ¥32,565 million and ¥37,752 million respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Life creation and other businesses.

Sales Revenue by Product or Service Groups
Sales revenue by product or service groups of Honda for the years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen (millions)
	2018	2019	2020
Motorcycles and relevant parts	¥1,919,232	¥1,986,968	¥1,921,065
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	119,480	113,187	138,270
Automobiles and relevant parts	11,813,125	12,173,065	11,199,477
Financial services	1,162,240	1,264,407	1,346,568
Power products and relevant parts	266,233	266,012	243,251
Others	80,836	84,978	82,378

Total	¥15,361,146	¥15,888,617	¥14,931,009

Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2018, 2019 and 2020 are as follows:
As of and for the year ended March 31, 2018

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,240,033	¥7,028,633	¥6,092,480	¥15,361,146
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,580,515	¥3,784,531	¥1,696,056	¥8,061,102
As of and for the year ended March 31, 2019

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,394,584	¥7,480,382	¥6,013,651	¥15,888,617
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,695,603	¥3,956,228	¥1,685,874	¥8,337,705

As of and for the year ended March 31, 2020

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,307,523	¥7,091,136	¥5,532,350	¥14,931,009
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,003,416	¥4,007,268	¥1,573,982	¥8,584,666

Supplemental Geographical Information Based on Location
Supplemental geographical information based on the location of the Company and its subsidiaries
As of and for the year ended March 31, 2018

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,240,033	¥8,067,455	¥680,497	¥3,541,680	¥831,481	¥15,361,146	¥—	¥15,361,146
Inter-geographic areas	2,240,651	517,150	236,717	679,340	6,043	3,679,901	(3,679,901)	—

Total	4,480,684	8,584,605	917,214	4,221,020	837,524	19,041,047	(3,679,901)	15,361,146

Operating profit (loss)	¥86,916	¥278,476	¥15,837	¥402,620	¥43,831	¥827,680	¥5,878	¥833,558

Assets	¥4,405,523	¥10,651,191	¥727,045	¥2,942,053	¥659,781	¥19,385,593	¥(36,429)	¥19,349,164
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,580,515	¥4,530,019	¥105,649	¥683,006	¥161,913	¥8,061,102	¥—	¥8,061,102
As of and for the year ended March 31, 2019

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,394,584	¥8,526,733	¥652,335	¥3,557,338	¥757,627	¥15,888,617	¥—	¥15,888,617
Inter-geographic areas	2,453,729	497,231	275,089	714,901	6,826	3,947,776	(3,947,776)	—

Total	4,848,313	9,023,964	927,424	4,272,239	764,453	19,836,393	(3,947,776)	15,888,617

Operating profit (loss)	¥10	¥299,750	¥(6,620)	¥404,220	¥22,616	¥719,976	¥6,394	¥726,370

Assets	¥4,546,640	¥11,418,194	¥694,606	¥3,024,357	¥621,259	¥20,305,056	¥114,066	¥20,419,122
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,695,603	¥4,740,675	¥65,500	¥691,211	¥144,716	¥8,337,705	¥—	¥8,337,705

As of and for the year ended March 31, 2020

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,307,523	¥8,167,345	¥561,856	¥3,207,470	¥686,815	¥14,931,009	¥—	¥14,931,009
Inter-geographic areas	2,115,411	389,474	210,713	652,231	6,825	3,374,654	(3,374,654)	—

Total	4,422,934	8,556,819	772,569	3,859,701	693,640	18,305,663	(3,374,654)	14,931,009

Operating profit (loss)	¥(28,162)	¥305,315	¥14,996	¥319,565	¥37,289	¥649,003	¥(15,366)	¥633,637

Assets	¥4,889,920	¥11,375,801	¥689,158	¥2,851,027	¥518,445	¥20,324,351	¥137,114	¥20,461,465
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,003,416	¥4,755,072	¥58,735	¥658,397	¥109,046	¥8,584,666	¥—	¥8,584,666

Explanatory notes:

1.	Major countries in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Italy, France
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.
Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.

3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.
4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.
Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2018, 2019 and 2020 amounted to ¥519,780 million, ¥682,842 million and ¥787,022 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.